Other financial assets - Restrictions (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other financial assets
Restricted funds	$ 76,801	$ 68,069
Isa Interchile
Other financial assets
Restricted funds	$ 34,421	$ 26,666